Schedule of total lease liability (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Right-of-use Asset And Lease Liability
Current lease liability		$ 553,973
Non-current lease liability		2,548,215
Total lease liability		$ 3,102,188